SCHEDULE OF KEY INFORMATION FOR THE RECALCULATION OF EMPLOYEE BENEFITS OBLIGATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Postemployment Benefits [Abstract]
Present Value of DBO, at the Beginning of Year	$ 118,250	$ 99,588	$ 115,393
Post-employment benefits costs	23,401	27,205	43,439
Actuarial gain on liabilities	(4,715)	(8,543)	(59,244)
Liabilities at the End of Year	$ 136,936	$ 118,250	$ 99,588